Risk management - Forborne loans (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) transactions
Forborne Loan Portfolio
Forbearance portfolio	€ 36,042
Percentage of forbearance portfolio increase	24.00%
Average coverage (as a percent)	41.00%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Performing loans, number of days past due criteria	90 days
Nonperforming
Forborne Loan Portfolio
Percentage of forbearance portfolio	43.00%
Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	€ 2,480
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses for which loss allowance changed during reporting period to 12-month expected credit losses, gross carrying amount	€ 1,868
Forborne loan portfolio | Credit risk
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Percentage of loans covered by specific allowance	23.00%
Forborne loan portfolio | Credit risk | Performing
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Credit exposure percentage	57.00%
Forborne loan portfolio | Credit risk | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Percentage of loans covered by specific allowance	41.00%
Forborne loan portfolio | Credit risk | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (8,261)
Forborne loan portfolio | Credit risk | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,304)
Forborne loan portfolio | Credit risk | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	3,899,916
Forborne loan portfolio | Credit risk | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	1,956,066
Forborne loan portfolio | Credit risk | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 16,150
Forborne loan portfolio | Credit risk | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6,308
Forborne loan portfolio | Credit risk | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	500,530
Percentage of loans secured	46.00%
Forborne loan portfolio | Credit risk | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	194,982
Forborne loan portfolio | Credit risk | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 19,893
Forborne loan portfolio | Credit risk | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	9,231
Forborne loan portfolio | Credit risk | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	11,684
Forborne loan portfolio | Credit risk | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,005
Forborne loan portfolio | Credit risk | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4,900
Forborne loan portfolio | Credit risk | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	865
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Forborne loan portfolio | Credit risk | Credit entities | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Credit entities | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Credit entities | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Credit entities | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	(4)
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4)
Forborne loan portfolio | Credit risk | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	32
Forborne loan portfolio | Credit risk | Public sector | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	7
Forborne loan portfolio | Credit risk | Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 18
Forborne loan portfolio | Credit risk | Public sector | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1
Forborne loan portfolio | Credit risk | Public sector | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	15
Forborne loan portfolio | Credit risk | Public sector | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	14
Forborne loan portfolio | Credit risk | Public sector | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7
Forborne loan portfolio | Credit risk | Public sector | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5
Forborne loan portfolio | Credit risk | Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2
Forborne loan portfolio | Credit risk | Public sector | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2
Forborne loan portfolio | Credit risk | Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Public sector | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	(30)
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (27)
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	1,002
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	421
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 93
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 51
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	720
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	528
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 200
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	67
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	102
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	54
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	79
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	(4,367)
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,891)
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	248,375
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	116,009
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,548
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,377
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	47,865
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	32,263
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 8,915
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5,261
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,517
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,308
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,206
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	424
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	(176)
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (148)
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	8,576
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	4,638
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 113
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 63
Forborne loan portfolio | Credit risk | Construction and property development | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	1,321
Forborne loan portfolio | Credit risk | Construction and property development | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	849
Forborne loan portfolio | Credit risk | Construction and property development | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 550
Forborne loan portfolio | Credit risk | Construction and property development | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	301
Forborne loan portfolio | Credit risk | Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	390
Forborne loan portfolio | Credit risk | Construction and property development | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	172
Forborne loan portfolio | Credit risk | Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	40
Forborne loan portfolio | Credit risk | Construction and property development | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	34
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	(3,860)
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,382)
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	3,650,507
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	1,839,629
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,491
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,879
Forborne loan portfolio | Credit risk | Other warehouses | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	451,930
Forborne loan portfolio | Credit risk | Other warehouses | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	162,177
Forborne loan portfolio | Credit risk | Other warehouses | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,771
Forborne loan portfolio | Credit risk | Other warehouses | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,898
Forborne loan portfolio | Credit risk | Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,063
Forborne loan portfolio | Credit risk | Other warehouses | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,641
Forborne loan portfolio | Credit risk | Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,615
Forborne loan portfolio | Credit risk | Other warehouses | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	434
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Of which property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Of which property collateral | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Of which property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Of which property collateral | Gross carrying amount | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Real estate guarantee | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Rest of real guarantees | Nonperforming
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0